                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2000

Check here if Amendment [ X ]; Amendment Number: 1*

    This Amendment (Check only one.):  [ X ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:         Basswood Partners, L.L.C.
Address:      645 Madison Avenue, 10th Floor
              New York, New York 10022

Form 13F File Number: 28-04683

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Matthew Lindenbaum
Title:   Managing Member
Phone:   (212) 521-9500

Signature, Place, and Date of Signing:

/s/Matthew Lindenbaum   New York, New York     November 14, 2000
-------------------     ------------------     -----------------
[Signature]             [City, State]          [Date]

    * Amendment No. 1 - This Form 13F amends the Form 13F filed on 17 November 2000 for the quarter ended 30 September 2000. This amendment serves as a restatement due to an inadvertent error made during the preparation of the original Form 13F by those submitting on behalf of the filer. This amendment includes a new Combination Report, which should replace the report provided in the original filing.



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Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]
































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

                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          3

Form 13F Information Table Entry Total:     83

Form 13F Information Table Value Total:     $586,522
                                            (In thousands)

The Institutional Investment Manager has requested confidential treatment for certain positions, which are omitted from this report and are being filed separately with the Securities and Exchange Commission.


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

         1         28-                      Basswood Capital Management, LLC

         2         28-                      Bennett Lindenbaum

         3         28-                      Matthew Lindenbaum

















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
                                                        BASSWOOD PARTNERS
                                                       COMBINATION REPORT
                                                       September 30, 2000

    ITEM 1             ITEM 2     ITEM 3     ITEM 4     ITEM 5            ITEM 6                ITEM 7           ITEM 8
    ------             ------     ------     ------     ------            ------                ------           ------
                                                                   INVESTMENT DISCRETION                     VOTING AUTHORITY
                                                                           (b)                                 (SHARES)
                                              FAIR                      SHARED       (c)
                      TITLE      CUSIP        MARKET    SHRS OR   (a)   SEE          SHARED-   MANAGERS      (a)   (b)    (c)
NAME OF ISSUER        OF CLASS   NUMBER       VALUE     PRN AMT   SOLE  INSTR. V     OTHER     SEE INSTR. V SOLE  SHARED  NONE
--------------        --------   ------       ------    -------   ----  -----------  -----     ------------ ----  ------  ----

Ameritrade Holding
  Corp. (AMTD)         Common    03072H109    1,608,825      90,638        X                      1,2,3             X
Associates First
  Capital (AFS)        Common    046008108   32,771,770     862,415        X                      1,2,3             X
Astoria Financial
  Corp.(ASFC)          Common    046265104   14,999,710     388,342        X                      1,2,3             X
Banc One Corp. (ONE)   Common    06423A103   22,616,173     585,532        X                      1,2,3             X
Bank of New York (BK)  Common    064057102    5,484,202      97,823        X                      1,2,3             X
Bay View Capital
  Corp. (BVC)          Common    07262L101      999,664      92,992        X                      1,2,3             X
Bear Stearns (BSC)     Common    073902108   22,891,144     363,351        X                      1,2,3             X
Blyth Inc. (BTH)       Common    09643P108      339,961      14,505        X                      1,2,3             X
Capital One Financial
  Corp. (COF)          Common    14040H105    2,969,529      42,384        X                      1,2,3             X
Carnival Corp. (CCL)   Common    143658102      640,619      26,015        X                      1,2,3             X
Citigroup Inc. (C)     Common    172967101    9,119,407     168,683        X                      1,2,3             X
City National Corp.
  (CYN)                Common    178566105    3,585,482      92,828        X                      1,2,3             X
Comerica, Inc. (CMA)   Common    200340107   15,208,184     260,247        X                      1,2,3             X
Community State
  Bank (TNEK)          Common    204136105      555,775      51,700        X                      1,2,3             X
Compass Bancshares
  (CBSS)               Common    204136105      975,000      50,000        X                      1,2,3             X
Compucredit Corp.
  (CCRT)               Common    20478N100   19,914,477     355,021        X                      1,2,3             X
Conseco Inc. (CNC)     Common    208464107       30,744       4,032        X                      1,2,3             X
Countrywide Credit
  (CCR)                Common    222372104   13,360,858     353,930        X                      1,2,3             X
D. R. Horton, Inc.
  (DHI)                Common    23331A109    9,287,242     540,349        X                      1,2,3             X
Dime Bancorp (DME)     Common    25429Q102    7,041,773     326,575        X                      1,2,3             X
Dollar General (DG)    Common    256669102      157,869       9,425        X                      1,2,3             X
Donaldson Lufkin &
  Jenrette (DLJ)       Common    257661108    8,255,081      92,300        X                      1,2,3             X
Dun & Bradstreet


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

  Corp (DNB)           Common    26483E100    6,283,294     182,455        X                      1,2,3             X
E*Trade Group,
  Inc. (EGRP)          Common    269246104      285,651      17,378        X                      1,2,3             X
Edwards A G Inc. (AGE) Common    281760108    5,729,265     109,520        X                      1,2,3             X
Ethan Allen Interiors
  Inc. (ETH)           Common    297602104      295,866      10,450        X                      1,2,3             X
Expeditors Inter-
  national Inc. (EXPD) Common    302130109      270,375       6,000        X                      1,2,3             X
Family Dollar
  Stores, Inc. (FDO)   Common    307000109      458,054      23,795        X                      1,2,3             X
Fastenal Co (FAST)     Common    311900104      472,813       8,205        X                      1,2,3             X
Fidelity National
  Financial Inc. (FNF) Common    316326107    8,300,408     335,370        X                      1,2,3             X
Fifth Third Banc
  (FITB)               Common    316773100    5,643,298     104,748        X                      1,2,3             X
Financial Federal
  Corp. (FIF)          Common    317492106    5,538,091     228,965        X                      1,2,3             X
Finova Corp. (FNV)     Common    317928109      673,612      92,912        X                      1,2,3             X
First Financial Fund
  (FF)                 Common    320228109    1,412,370     145,793        X                      1,2,3             X
First Tennessee
  National Corp. (FTN) Common    337162101    4,592,306     224,700        X                      1,2,3             X
First Union Corp.
  (FTU)                Common    337358105      892,302      27,722        X                      1,2,3             X
Franklin Resources
  Inc. (BEN)           Common    354613101    3,854,036      86,744        X                      1,2,3             X
Freddie Mac (FRE)      Common    313400301   18,805,154     347,841        X                      1,2,3             X
Gabelli Asset Manage-
  ment Inc. (GBL)      Common    36239Y102    1,470,000      49,000        X                      1,2,3             X
Gannett Inc. (GCI)     Common    364730101      111,300       2,100        X                      1,2,3             X
Golden State Bancorp
  (GSB)                Common    381197102    1,396,143      59,096        X                      1,2,3             X
Home Depot Inc. (HD)   Common    437076102      323,713       6,115        X                      1,2,3             X
Household Inter-
  national (HI)        Common    441815107    2,101,297      37,109        X                      1,2,3             X
IMC Mortgage Co.
  (IMCC)               Common    449923101        6,581     263,216        X                      1,2,3             X
Imperial Bancorp (IMP) Common    452556103       89,854       4,698        X                      1,2,3             X
John Hancock & Thrift
  (BTO)                Common    409735107    1,238,250     156,000        X                      1,2,3             X
John Nuveen Co. (JNC)  Common    478035108    4,043,183      83,580        X                      1,2,3             X
Lehman Brothers
  Holdings, Inc. (LEH) Common    524908100      738,750       5,000        X                      1,2,3             X
Lowe's Companies (LOW) Common    548661107      364,385       8,120        X                      1,2,3             X
M&T Bank Corporation
  (MTB)                Common    55261F104    5,702,820      11,182        X                      1,2,3             X
Masco Corp. (MAS)      Common    574599106      590,692      31,715        X                      1,2,3             X
MBNA Corp. (KRB)       Common    55262L100   15,178,048     394,235        X                      1,2,3             X
McDonalds Corporation
   (MCD)               Common    580135101      374,476      12,405        X                      1,2,3             X
Mellon Financial


                                5




  Corp. (MEL)          Common    58551A108   14,079,914     303,610        X                      1,2,3             X
Merrill Lynch Co.
  (MER)                Common    590188108   24,486,990     371,015        X                      1,2,3             X
Metris Companies,
  Inc. (MXT)           Common    591598107    1,450,796      36,729        X                      1,2,3             X
Moody's Corp. (MCOWI)  Common    615369105    1,067,630      40,575        X                      1,2,3             X
Morgan Keegan Inc
  (MOR)                Common    617410105    3,027,150     172,980        X                      1,2,3             X
National City Corp.
  (NCC)                Common    635405103    1,498,482      67,728        X                      1,2,3             X
Northern Trust Corp.
  (NTRS)               Common    665859104   15,866,943     178,531        X                      1,2,3             X
Pacific Capital
  Bancorp (SABB)       Common    69404P101    1,484,254      55,486        X                      1,2,3             X
Pacificamerica
  Money Center Inc.
  (PAMM)               Common    694935107          167       2,658        X                      1,2,3             X
Paine Webber Group
   Inc. (PWJ)          Common    695629105   11,268,148     165,404        X                      1,2,3             X
PNC Bancorp (PNC)      Common    693475105    1,497,860      23,044        X                      1,2,3             X
Pro Business Services
  Inc. (PRBZ)          Common    742674104    2,763,822      91,366        X                      1,2,3             X
Progressive Corp.
  (PGR)                Common    743315103   11,707,388     142,991        X                      1,2,3             X
Providian Financial
  Corp. (PVN)          Common    74406A102   25,930,479     204,177        X                      1,2,3             X
Raymond James Financial,
  Inc. (RJF)           Common    754730109    5,647,200     171,452        X                      1,2,3             X
Ross Stores Inc.
  (ROST)               Common    778296103      332,853      23,155        X                      1,2,3             X
Southern Pacific
  Funding Corp.(SFCFQ) Common    843576109        2,926     162,529        X                      1,2,3             X
Southtrust Corp (SOTR) Common    844730101    7,080,983     225,240        X                      1,2,3             X
Sovereign Bancorp
  (SVRN)               Common    845905108    7,465,305     807,060        X                      1,2,3             X
State Street Corp.
  (STT)                Common    857477103   14,256,970     109,669        X                      1,2,3             X
Summit Bancorp (SUB)   Common    866005101   33,654,060     975,480        X                      1,2,3             X
TCF Financial Corp.
  (TCB)                Common    872275102   16,858,446     448,065        X                      1,2,3             X
Toll Brothers Inc.
  (TOL)                Common    889478103   10,007,113     291,116        X                      1,2,3             X
United Companies
  Financial Corp.
  (UCFNQ)              Common    909870107        9,770     150,305        X                      1,2,3             X
United Parcel
  Service (UPS)        Common    911312106      395,471       7,015        X                      1,2,3             X
US Bancorp (USB)       Common    902973106   28,477,881   1,251,775        X                      1,2,3             X
Wachovia Corp. (WB)    Common    929771103    1,089,534      19,220        X                      1,2,3             X
Washington Mutual (WM) Common    939322103   25,051,702     629,242        X                      1,2,3             X
Wells Fargo & C0.


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

  (WFC)                Common    949746101   22,279,596     484,998        X                      1,2,3             X
Westamerica Banc
  (WABC)               Common    957090103    7,731,787     231,231        X                      1,2,3             X

















































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00705001.AR4